Segment Information (Tables)	12 Months Ended
Sep. 30, 2012
Segment Information [Abstract]
Financial information of company's operating segments

		Mortgage	Other and
Year ended September 30, 2012	Banking	Banking	Eliminations	Consolidated
Net interest income	$50,015	0	(536)	49,479
Provision for loan losses	10,500	0	0	10,500
Other income	(419)	55,631	(1,917)	53,295
General and administrative expenses	26,114	37,445	(732)	62,827
Income tax expense (benefit)	4,998	7,002	(663)	11,337

Net income (loss)	$7,984	11,184	(1,058)	18,110

Total assets	$1,218,998	1,623	20,205	1,240,826

		Mortgage	Other and
Year ended September 30, 2011	Banking	Banking	Eliminations	Consolidated
Net interest income	$52,634	0	(468)	52,166
Provision for loan losses	49,326	0	68	49,394
Other income	(8,878)	34,736	(1,384)	24,474
General and administrative expenses	23,263	31,124	(689)	53,698
Income tax expense (benefit)	(11,101)	1,391	(474)	(10,184)

Net income (loss)	$(17,732)	2,221	(757)	(16,268)

Total assets	$1,231,109	1,496	20,979	1,253,584

		Mortgage	Other and
Year ended September 30, 2010	Banking	Banking	Eliminations	Consolidated
Net interest income	$54,310	0	(462)	53,848
Provision for loan losses	30,500	0	0	30,500
Other income	5,532	42,444	(4,396)	43,580
General and administrative expenses	24,345	33,838	(516)	57,667
Income tax expense (benefit)	1,349	3,313	(1,724)	2,938

Net income (loss)	$3,648	5,293	(2,618)	6,323

Total assets	$1,413,199	1,192	19,805	1,434,196